CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 7,580,664	$ 6,617,485
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	36,147,625	30,392,940
Common stock, shares outstanding	36,147,625	30,392,940